UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06650

LORD ABBETT RESEARCH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 2/28/2018

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND February 28, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.46%

Aerospace & Defense 6.63%

General Dynamics Corp.	152,800	$33,990
Lockheed Martin Corp.	135,761	47,848
Northrop Grumman Corp.	109,800	38,434
Raytheon Co.	181,200	39,413
Total		159,685

Air Freight & Logistics 2.17%

FedEx Corp.	212,200	52,288

Banks 0.44%

People’s United Financial, Inc.	554,900	10,621

Beverages 4.06%

Brown-Forman Corp. Class B	154,500	10,783
Coca-Cola Co. (The)	1,131,379	48,898
PepsiCo, Inc.	348,202	38,208
Total		97,889

Biotechnology 3.07%

AbbVie, Inc.	638,207	73,924

Building Products 1.00%

A.O. Smith Corp.	375,000	24,071

Capital Markets 2.70%

Ameriprise Financial, Inc.	179,100	28,019
Eaton Vance Corp.	260,500	13,788
S&P Global, Inc.	37,300	7,154
T. Rowe Price Group, Inc.	144,200	16,136
Total		65,097

Chemicals 3.83%

Air Products & Chemicals, Inc.	63,400	10,194
Ecolab, Inc.	119,900	15,641
International Flavors & Fragrances, Inc.	58,700	8,291

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND February 28, 2018

Investments	Shares	Fair Value (000)
Chemicals (continued)

PPG Industries, Inc.	219,286	$24,657
RPM International, Inc.	306,900	15,275
Sherwin-Williams Co. (The)	45,700	18,352
Total		92,410

Commercial Services & Supplies 0.75%

Waste Management, Inc.	209,100	18,050

Containers & Packaging 0.33%

Sonoco Products Co.	167,900	8,054

Diversified Telecommunication Services 3.91%

AT&T, Inc.	1,132,564	41,112
Verizon Communications, Inc.	1,113,500	53,159
Total		94,271

Electric: Utilities 4.20%

Alliant Energy Corp.	495,800	19,163
Duke Energy Corp.	313,100	23,589
Edison International	197,400	11,961
Eversource Energy	230,300	13,127
NextEra Energy, Inc.	63,367	9,641
Southern Co. (The)	207,900	8,952
Xcel Energy, Inc.	339,000	14,672
Total		101,105

Electrical Equipment 0.26%

Hubbell, Inc.	47,700	6,251

Food & Staples Retailing 7.70%

Costco Wholesale Corp.	159,500	30,449
CVS Health Corp.	530,300	35,917
Kroger Co. (The)	464,400	12,595
Sysco Corp.	530,600	31,650
Walgreens Boots Alliance, Inc.	378,319	26,062
Walmart, Inc.	541,670	48,756
Total		185,429

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND February 28, 2018

Investments	Shares	Fair Value (000)
Food Products 1.78%

Flowers Foods, Inc.	245,000	$5,081
General Mills, Inc.	267,700	13,532
J.M. Smucker Co. (The)	98,900	12,491
McCormick & Co., Inc.	109,700	11,714
Total		42,818

Gas Utilities 0.59%

UGI Corp.	331,000	14,263

Health Care Equipment & Supplies 4.90%

Abbott Laboratories	902,500	54,448
Becton, Dickinson & Co.	110,800	24,600
Medtronic plc (Ireland)(a)	489,803	39,130
Total		118,178

Health Care Providers & Services 1.20%

AmerisourceBergen Corp.	101,300	9,640
Cardinal Health, Inc.	279,252	19,327
Total		28,967

Hotels, Restaurants & Leisure 2.04%

McDonald’s Corp.	312,126	49,235

Household Products 3.07%

Kimberly-Clark Corp.	383,815	42,573
Procter & Gamble Co. (The)	399,200	31,345
Total		73,918

Industrial Conglomerates 3.23%

3M Co.	257,617	60,671
Roper Technologies, Inc.	62,300	17,138
Total		77,809

Information Technology Services 5.29%

Accenture plc Class A (Ireland)(a)	283,800	45,695
Automatic Data Processing, Inc.	247,000	28,484
International Business Machines Corp.	341,600	53,231
Total		127,410

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND February 28, 2018

Investments	Shares	Fair Value (000)
Insurance 4.05%

Aflac, Inc.	203,600	$18,096
Brown & Brown, Inc.	140,000	7,369
Chubb Ltd. (Switzerland)(a)	271,421	38,520
Hanover Insurance Group, Inc. (The)	95,400	10,295
RenaissanceRe Holdings Ltd.	93,600	12,007
Torchmark Corp.	132,000	11,269
Total		97,556

Leisure Products 0.31%

Hasbro, Inc.	77,100	7,368

Machinery 4.95%

Caterpillar, Inc.	126,100	19,499
Cummins, Inc.	175,300	29,480
Dover Corp.	48,500	4,855
Illinois Tool Works, Inc.	198,400	32,029
Pentair plc (United Kingdom)(a)	305,400	20,978
Stanley Black & Decker, Inc.	78,000	12,417
Total		119,258

Multi-Utilities 2.44%

CMS Energy Corp.	178,300	7,569
Consolidated Edison, Inc.	147,000	11,009
Dominion Energy, Inc.	543,200	40,235
Total		58,813

Oil, Gas & Consumable Fuels 4.80%

Chevron Corp.	673,062	75,329
Occidental Petroleum Corp.	504,397	33,088
ONEOK, Inc.	127,600	7,188
Total		115,605

Pharmaceuticals 1.69%

Johnson & Johnson	314,223	40,811

Professional Services 1.01%

Robert Half International, Inc.	426,500	24,340

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND February 28, 2018

Investments	Shares	Fair Value (000)
Road & Rail 2.87%

J.B. Hunt Transport Services, Inc.	79,800	$9,462
Ryder System, Inc.	114,900	8,315
Union Pacific Corp.	394,600	51,397
Total		69,174

Semiconductors & Semiconductor Equipment 5.00%

Analog Devices, Inc.	319,300	28,785
Microchip Technology, Inc.	102,767	9,139
QUALCOMM, Inc.	646,826	42,044
Texas Instruments, Inc.	374,800	40,609
Total		120,577

Software 2.45%

Microsoft Corp.	630,300	59,103

Specialty Retail 4.26%

Lowe’s Cos., Inc.	611,675	54,800
Ross Stores, Inc.	402,200	31,408
TJX Cos., Inc. (The)	199,800	16,519
Total		102,727

Textiles, Apparel & Luxury Goods 2.48%

NIKE, Inc. Class B	486,600	32,617
VF Corp.	363,300	27,091
Total		59,708
Total Common Stocks (cost $2,127,283,166)		2,396,783

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND February 28, 2018

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.45%

Repurchase Agreement

Repurchase Agreement dated 2/28/2018, 0.54% due 3/1/2018 with Fixed Income Clearing Corp. collateralized by $11,415,000 of U.S. Treasury Note at 2.00% due 2/15/2022; value: $11,176,860; proceeds: $10,957,091 (cost $10,956,926)	$10,957	$10,957
Total Investments in Securities 99.91% (cost $2,138,240,092)		2,407,740
Other Assets in Excess of Liabilities(b) 0.09%		2,072
Net Assets 100.00%		$2,409,812

(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at February 28, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini S&P 500 Index	March 2018	71	Long	$9,838,546	$9,636,120	$(202,426)

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,396,783	$—	$—	$2,396,783
Repurchase Agreement	—	10,957	—	10,957
Total	$2,396,783	$10,957	$—	$2,407,740
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(202)	—	—	(202)
Total	$(202)	$—	$—	$(202)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 28, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.97%

Air Freight & Logistics 0.89%

Expeditors International of Washington, Inc.	100,672	$6,540

Banks 2.91%

Cadence BanCorp	135,029	3,702
First Republic Bank	85,725	7,955
Western Alliance Bancorp*	166,194	9,716
Total		21,373

Beverages 1.37%

Brown-Forman Corp. Class B	143,954	10,047

Biotechnology 3.47%

Alexion Pharmaceuticals, Inc.*	49,444	5,807
BioMarin Pharmaceutical, Inc.*	52,842	4,289
Incyte Corp.*	33,400	2,844
Insmed, Inc.*	145,912	3,533
Repligen Corp.*	89,414	3,066
Vertex Pharmaceuticals, Inc.*	35,716	5,930
Total		25,469

Building Products 1.74%

A.O. Smith Corp.	75,817	4,867
Allegion plc (Ireland)(a)	94,253	7,927
Total		12,794

Capital Markets 4.46%

E*TRADE Financial Corp.*	166,845	8,714
MarketAxess Holdings, Inc.	29,020	5,874
Moody’s Corp.	78,236	13,056
MSCI, Inc.	36,339	5,143
Total		32,787

Chemicals 2.48%

Axalta Coating Systems Ltd.*	253,534	7,809
FMC Corp.	133,006	10,438
Total		18,247

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 28, 2018

Investments	Shares	Fair Value (000)
Commercial Services & Supplies 1.32%

Cintas Corp.	56,730	$9,682

Construction Materials 1.28%

Vulcan Materials Co.	79,672	9,380

Consumer Finance 0.77%

SLM Corp.*	519,870	5,672

Containers & Packaging 1.73%

Avery Dennison Corp.	44,341	5,239
Owens-Illinois, Inc.*	346,216	7,464
Total		12,703

Diversified Consumer Services 0.79%

Service Corp. International	154,972	5,801

Electrical Equipment 3.11%

AMETEK, Inc.	111,707	8,460
Hubbell, Inc.	56,671	7,427
Rockwell Automation, Inc.	38,522	6,965
Total		22,852

Electronic Equipment, Instruments & Components 2.48%

Keysight Technologies, Inc.*	118,865	5,588
Trimble, Inc.*	198,648	7,535
Universal Display Corp.	39,163	5,083
Total		18,206

Equity Real Estate Investment Trusts 1.05%

SBA Communications Corp.*	48,849	7,682

Food Products 0.76%

Hershey Co. (The)	56,647	5,566

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 28, 2018

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 4.32%

Align Technology, Inc.*	11,390	$2,990
DENTSPLY SIRONA, Inc.	66,658	3,737
Edwards Lifesciences Corp.*	94,412	12,620
Intuitive Surgical, Inc.*	10,396	4,433
West Pharmaceutical Services, Inc.	91,184	7,953
Total		31,733

Health Care Providers & Services 1.22%

Centene Corp.*	88,315	8,957

Hotels, Restaurants & Leisure 3.77%

Aramark	187,037	7,801
Hilton Worldwide Holdings, Inc.	62,577	5,056
Norwegian Cruise Line Holdings Ltd.*	110,502	6,288
Vail Resorts, Inc.	27,158	5,591
Yum China Holdings, Inc. (China)(a)	68,501	2,967
Total		27,703

Household Durables 1.29%

Mohawk Industries, Inc.*	39,570	9,492

Household Products 0.90%

Church & Dwight Co., Inc.	134,856	6,634

Industrial Conglomerates 2.02%

Roper Technologies, Inc.	53,983	14,850

Information Technology Services 8.87%

DXC Technology Co.	122,380	12,549
Euronet Worldwide, Inc.*	84,362	7,160
Fidelity National Information Services, Inc.	130,712	12,702
Global Payments, Inc.	118,297	13,414
Total System Services, Inc.	85,981	7,562
Worldpay, Inc. Class A*	144,583	11,752
Total		65,139

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 28, 2018

Investments	Shares	Fair Value (000)
Insurance 1.89%

Progressive Corp. (The)	76,161	$4,385
RenaissanceRe Holdings Ltd.	73,890	9,479
Total		13,864

Internet Software & Services 1.39%

IAC/InterActiveCorp.*	68,431	10,190

Life Sciences Tools & Services 4.88%

Agilent Technologies, Inc.	141,962	9,737
Charles River Laboratories International, Inc.*	51,498	5,490
Illumina, Inc.*	46,056	10,502
Mettler-Toledo International, Inc.*	16,451	10,138
Total		35,867

Machinery 4.19%

Fortive Corp.	146,895	11,281
IDEX Corp.	78,229	10,702
Stanley Black & Decker, Inc.	54,965	8,750
Total		30,733

Multi-Line Retail 2.67%

Dollar General Corp.	101,289	9,581
Dollar Tree, Inc.*	97,311	9,988
Total		19,569

Oil, Gas & Consumable Fuels 1.17%

Cimarex Energy Co.	65,690	6,312
Parsley Energy, Inc. Class A*	89,823	2,271
Total		8,583

Pharmaceuticals 2.83%

Zoetis, Inc.	257,277	20,803

Professional Services 1.57%

CoStar Group, Inc.*	33,773	11,555

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 28, 2018

Investments	Shares	Fair Value (000)
Road & Rail 1.90%

Genesee & Wyoming, Inc. Class A*	93,582	$6,507
J.B. Hunt Transport Services, Inc.	62,576	7,419
Total		13,926

Semiconductors & Semiconductor Equipment 7.55%

Advanced Micro Devices, Inc.*	210,963	2,555
Analog Devices, Inc.	169,108	15,245
Lam Research Corp.	66,319	12,724
MACOM Technology Solutions Holdings, Inc.*	121,009	2,582
Marvell Technology Group Ltd.	162,192	3,810
Microchip Technology, Inc.	109,831	9,767
Skyworks Solutions, Inc.	79,881	8,727
Total		55,410

Software 8.25%

PTC, Inc.*	99,431	7,334
Red Hat, Inc.*	124,180	18,304
ServiceNow, Inc.*	96,269	15,501
Splunk, Inc.*	84,057	7,834
TiVo Corp.	142	2
Ultimate Software Group, Inc. (The)*	48,713	11,616
Total		60,591

Specialty Retail 5.79%

AutoZone, Inc.*	10,322	6,861
Burlington Stores, Inc.*	90,847	11,142
O’Reilly Automotive, Inc.*	38,401	9,377
Tractor Supply Co.	95,700	6,214
Ulta Salon, Cosmetics & Fragrance, Inc.*	43,818	8,910
Total		42,504

Technology Hardware, Storage & Peripherals 0.89%

NetApp, Inc.	108,275	6,556

Textiles, Apparel & Luxury Goods 1.00%

Carter’s, Inc.	63,038	7,355
Total Common Stocks (cost $629,819,083)		726,815

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 28, 2018

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.33%

Repurchase Agreement

Repurchase Agreement dated 2/28/2018, 0.54% due 3/1/2018 with Fixed Income Clearing Corp. collateralized by $10,285,000 of U.S. Treasury Note at 1.75% due 5/31/2022; value: $9,968,849; proceeds: $9,771,086 (cost $9,770,940)	$9,771	$9,771
Total Investments in Securities 100.30% (cost $639,590,023)		736,586
Liabilities in Excess of Other Assets (0.30)%		(2,197)
Net Assets 100.00%		$734,389

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$726,815	$—	$—	$726,815
Repurchase Agreement	—	9,771	—	9,771
Total	$726,815	$9,771	$—	$736,586

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 28, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.67%

Aerospace & Defense 2.16%

Teledyne Technologies, Inc.*	123,069	$22,885

Auto Components 1.06%

Modine Manufacturing Co.*	485,623	11,169

Banks 12.41%

CenterState Bank Corp.	865,769	23,584
First Horizon National Corp.	1,216,949	23,183
First Merchants Corp.	667,653	27,594
Renasant Corp.	341,952	14,280
Seacoast Banking Corp. of Florida*	711,339	18,651
Western Alliance Bancorp*	410,432	23,994
Total		131,286

Beverages 2.23%

Cott Corp. (Canada)(a)	1,623,665	23,624

Building Products 2.91%

Advanced Drainage Systems, Inc.	339,167	8,666
American Woodmark Corp.*	46,433	5,962
Gibraltar Industries, Inc.*	466,104	16,174
Total		30,802

Capital Markets 1.08%

Donnelley Financial Solutions, Inc.*	658,851	11,405

Chemicals 3.07%

PolyOne Corp.	372,084	15,371
Trinseo SA	214,770	17,095
Total		32,466

Commercial Services & Supplies 0.57%

SP Plus Corp.*	166,651	5,999

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 28, 2018

Investments	Shares	Fair Value (000)
Communications Equipment 2.37%

InterDigital, Inc.	86,722	$6,227
Plantronics, Inc.	348,137	18,813
Total		25,040

Construction & Engineering 6.28%

AECOM*	441,152	15,665
Dycom Industries, Inc.*	180,909	19,762
EMCOR Group, Inc.	276,054	21,066
Primoris Services Corp.	401,266	9,992
Total		66,485

Construction Materials 1.38%

Eagle Materials, Inc.	145,529	14,586

Containers & Packaging 2.75%

AptarGroup, Inc.	164,785	14,735
Berry Global Group, Inc.*	263,672	14,344
Total		29,079

Electric: Utilities 1.95%

IDACORP, Inc.	255,125	20,678

Electronic Equipment, Instruments & Components 7.49%

Belden, Inc.	191,249	13,910
FLIR Systems, Inc.	529,984	26,022
Littelfuse, Inc.	115,240	23,912
Orbotech Ltd. (Israel)*(a)	279,418	15,357
Total		79,201

Equity Real Estate Investment Trusts 3.40%

First Industrial Realty Trust, Inc.	821,735	23,033
Pebblebrook Hotel Trust	380,811	12,952
Total		35,985

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 28, 2018

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 6.40%

CONMED Corp.	200,514	$12,137
Halyard Health, Inc.*	332,979	16,442
Hill-Rom Holdings, Inc.	203,529	17,027
STERIS plc (United Kingdom)(a)	152,953	13,965
West Pharmaceutical Services, Inc.	93,200	8,129
Total		67,700

Health Care Providers & Services 2.13%

Encompass Health Corp.	321,083	17,101
Molina Healthcare, Inc.*	74,880	5,414
Total		22,515

Hotels, Restaurants & Leisure 1.53%

Denny’s Corp.*	1,075,712	16,179

Information Technology Services 5.64%

Acxiom Corp.*	498,992	13,657
Booz Allen Hamilton Holding Corp.	449,409	17,046
Conduent, Inc.*	913,834	17,272
Jack Henry & Associates, Inc.	99,410	11,661
Total		59,636

Insurance 1.08%

RenaissanceRe Holdings Ltd.	89,300	11,455

Life Sciences Tools & Services 1.36%

Cambrex Corp.*	222,342	11,550
Syneos Health, Inc.*	67,941	2,847
Total		14,397

Machinery 7.72%

Columbus McKinnon Corp.	464,954	16,506
Crane Co.	146,990	13,569
Federal Signal Corp.	1,019,310	21,803
Milacron Holdings Corp.*	743,742	15,938
Timken Co. (The)	315,768	13,831
Total		81,647

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 28, 2018

Investments	Shares	Fair Value (000)
Media 1.15%

IMAX Corp. (Canada)*(a)	576,904	$12,173

Metals & Mining 2.92%

Reliance Steel & Aluminum Co.	252,607	22,777
TimkenSteel Corp.*	495,346	8,104
Total		30,881

Oil, Gas & Consumable Fuels 1.64%

Centennial Resource Development, Inc. Class A*	367,384	7,010
Parsley Energy, Inc. Class A*	410,697	10,382
Total		17,392

Paper & Forest Products 1.13%

Neenah, Inc.	156,491	11,995

Professional Services 0.77%

ICF International, Inc.*	143,821	8,198

Semiconductors & Semiconductor Equipment 2.01%

Brooks Automation, Inc.	504,930	13,486
MACOM Technology Solutions Holdings, Inc.*	365,030	7,790
Total		21,276

Software 3.21%

FireEye, Inc.*	1,137,780	18,876
Paylocity Holding Corp.*	322,375	15,077
Total		33,953

Specialty Retail 2.11%

Advance Auto Parts, Inc.	122,115	13,952
Urban Outfitters, Inc.*	238,458	8,415
Total		22,367

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 28, 2018

Investments	Shares	Fair Value (000)
Textiles, Apparel & Luxury Goods 5.12%

Oxford Industries, Inc.	230,305	$18,406
Steven Madden Ltd.*	332,411	14,593
Wolverine World Wide, Inc.	722,007	21,140
Total		54,139

Thrifts & Mortgage Finance 0.57%

Essent Group Ltd.*	133,968	6,041

Trading Companies & Distributors 1.07%

Beacon Roofing Supply, Inc.*	214,682	11,359
Total Common Stocks (cost $793,293,210)		1,043,993

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.36%

Repurchase Agreement

Repurchase Agreement dated 2/28/2018, 0.54% due 3/1/2018 with Fixed Income Clearing Corp. collateralized by $15,155,000 of U.S. Treasury Note at 1.75% due 5/31/2022; value: $14,689,150; proceeds: $14,397,644 (cost $14,397,428)	$14,397	14,397
Total Investments in Securities 100.03% (cost $807,690,638)		1,058,390
Liabilities in Excess of Other Assets (0.03)%		(290)
Net Assets 100.00%		$1,058,100

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,043,993	$—	$—	$1,043,993
Repurchase Agreement	—	14,397	—	14,397
Total	$1,043,993	$14,397	$—	$1,058,390

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2018.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company currently consists of three separate funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Calibrated Dividend Growth Fund (“Calibrated Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Small-Cap Value Series (“Small Cap Value Fund”).

Calibrated Dividend Growth Fund’s investment objective is to seek current income and capital appreciation. Growth Opportunities Fund’s investment objective is capital appreciation. Small Cap Value Fund’s investment objective is long-term capital appreciation.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Notes to Schedule of Investments (unaudited)(continued)

(d)	Futures Contracts-Each Fund may purchase and sell index futures contracts to manage cash or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by each Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Funds will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(e)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(f)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of February 28, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(concluded)

3.	FEDERAL TAX INFORMATION

As of February 28, 2018, the aggregate unrealized gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Calibrated Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
Tax cost	$2,154,259,485	$640,116,461	$807,838,650
Gross unrealized gain	308,574,071	108,906,649	271,283,345
Gross unrealized loss	(55,296,060)	(12,437,128)	(20,731,863)
Net unrealized security gain	$253,278,011	$96,469,521	$250,551,482

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of futures and wash sales.

4.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Calibrated Dividend Growth Fund entered into E-Mini S&P 500 Index futures contracts during the period ended February 28, 2018 (as described in note 2(d)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default. As of February 28, 2018, Calibrated Dividend Growth Fund had futures contracts with a cumulated unrealized depreciation of $(202,426), which is included on the Schedule of Investments.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: April 27, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: April 27, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: April 27, 2018